SEC Inquiry	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2013
SEC Inquiry
SEC Inquiry
On July 1, 2013, the Company and its affiliate, LINN Energy, (the “Companies”) announced that they have been notified by the staff of the SEC that its Fort Worth Regional Office has commenced a private, nonpublic inquiry regarding the Companies. The SEC has requested the production of documents and communications that are potentially relevant to, among other things, the Companies’ use of non-GAAP financial measures and hedging strategy. The SEC has stated that the fact of the inquiry should not be construed as an indication that the SEC or its staff has a negative view of any entity, individual or security. The Companies are cooperating fully with the SEC in this matter. Due to the pending SEC inquiry, the timing of closing of the proposed merger with Berry is uncertain.

SEC Inquiry
As disclosed on July 1, 2013, the Company and its affiliate, LINN Energy, have been notified by the staff of the SEC that its Fort Worth Regional Office has commenced an inquiry regarding LINN Energy and LinnCo (the “SEC inquiry”). The SEC staff is investigating whether any violations of federal securities laws have occurred. The SEC staff has requested the production of documents and communications that are potentially relevant to, among other things, LINN Energy and LinnCo’s use of non-GAAP financial measures and disclosures related to LINN Energy’s hedging strategy. The SEC staff has stated that the fact of the inquiry should not be construed as an indication that the SEC or its staff has a negative view of any entity, individual or security. Both LINN Energy and LinnCo are cooperating fully with the SEC in this matter. Due to the pending SEC inquiry, the timing of closing of the merger with Berry is uncertain. LINN Energy and LinnCo are unable to predict the timing or outcome of the SEC inquiry or estimate the nature or amount of any possible sanction the SEC could seek to impose, which could include a fine, penalty, or court or administrative order prohibiting specific conduct, or a potential restatement of LINN Energy’s or LinnCo’s financial statements, any of which could be material. No provision for losses has been recorded for this exposure.

Linn Energy, LLC [Member]
SEC Inquiry
SEC Inquiry
On July 1, 2013, the Company and its affiliate, LinnCo, (the “Companies”) announced that they have been notified by the staff of the SEC that its Fort Worth Regional Office has commenced a private, nonpublic inquiry regarding the Companies. The SEC has requested the production of documents and communications that are potentially relevant to, among other things, the Companies’ use of non-GAAP financial measures and hedging strategy. The SEC has stated that the fact of the inquiry should not be construed as an indication that the SEC or its staff has a negative view of any entity, individual or security. The Companies are cooperating fully with the SEC in this matter. Due to the pending SEC inquiry, the timing of closing of the proposed merger with Berry is uncertain.

SEC Inquiry
As disclosed on July 1, 2013, the Company and its affiliate, LinnCo, have been notified by the staff of the SEC that its Fort Worth Regional Office has commenced an inquiry regarding LINN Energy and LinnCo (the “SEC inquiry”). The SEC staff is investigating whether any violations of federal securities laws have occurred. The SEC staff has requested the production of documents and communications that are potentially relevant to, among other things, LINN Energy and LinnCo’s use of non-GAAP financial measures and disclosures related to LINN Energy’s hedging strategy. The SEC staff has stated that the fact of the inquiry should not be construed as an indication that the SEC or its staff has a negative view of any entity, individual or security. Both LINN Energy and LinnCo are cooperating fully with the SEC in this matter. Due to the pending SEC inquiry, the timing of closing of the merger with Berry is uncertain. LINN Energy and LinnCo are unable to predict the timing or outcome of the SEC inquiry or estimate the nature or amount of any possible sanction the SEC could seek to impose, which could include a fine, penalty, or court or administrative order prohibiting specific conduct, or a potential restatement of LINN Energy’s or LinnCo’s financial statements, any of which could be material. No provision for losses has been recorded for this exposure.